AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Small-Cap Value Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated October 29, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

This supplement replaces in its entirety the supplement previously filed on June 5, 2015.

Disclosure Relating to AllianzGI NFJ International Small-Cap Value Fund (for purposes of this section only, the “Fund”)

Effective November 1, 2015, within the Fund Summary relating to the Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C	Institutional	Class P	Class D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C	Institutional	Class P	Class D
Management Fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none	0.25%
Other Expenses		1.44%	1.45%	1.36%	1.44%	2.27%
Total Annual Fund Operating Expenses		2.54%	3.30%	2.21%	2.29%	3.37%
Expense Reductions	[2]	(1.24%)	(1.25%)	(1.16%)	(1.14%)	(2.07%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.30%	2.05%	1.05%	1.15%	1.30%
[1]	Amounts have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through October 31, 2016 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Institutional Class shares, 1.15% for Class P shares and 1.30% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ International Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,185	1,721	3,179
Class C	308	899	1,614	3,510
Institutional	107	579	1,079	2,453
Class P	117	606	1,121	2,537
Class D	132	843	1,577	3,518

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ International Small-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	1,185	1,721	3,179
Class C	208	899	1,614	3,510
Institutional	107	579	1,079	2,453
Class P	117	606	1,121	2,537
Class D	132	843	1,577	3,518